1370231

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: April 30, 2008
Estimated average burden hours per response..16.00

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
Units of First Liberty Holdings, LLC

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] [redacted]

Type of Filing: [ ] New Filing [X] Amendment

06060905

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
First Liberty Holdings, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
9601 N. May Avenue, Oklahoma City, OK, 73120 405-820-4563

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)
Same

Brief Description of Business
Bank Holding Company (Pending Applications)

Type of Business Organization
[ ] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed [X] Limited liability company

Actual or Estimated Date of Incorporation or Organization: Month [0][3] Year [0][6] [X] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction)
[O][K]

PROCESSED
OCT 31 2006
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Root, Joseph P.

Business or Residence Address (Number and Street, City, State, Zip Code)
4200 NW 149th Street, Oklahoma City, OK 73134

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
McNeill, Donald C.

Business or Residence Address (Number and Street, City, State, Zip Code)
2001 Saratoga Crossing, Edmond, OK 73003

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
[Insert]

Business or Residence Address (Number and Street, City, State, Zip Code)
[Insert]

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	LLC Interests $500,000	3	$500,000	0	$0		X
CO									
CT									
DE									
DC									
FL									
GA		X	LLC Interests $20,000	1	$20,000	0	$0		X
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									

OH									
OK	X		LLC Interests $11,409,000	35	$11,256,000	4	$153,000		X
OR									
PA									
RI									
SC									
SD									
TN									
TX	X		LLC Interests $115,000	3	$95,000	0	$20,000		X
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									